Prospectus Supplement January 1, 2026

For the following funds with the most recent summary and statutory prospectuses (as supplemented to date):

AMCAP Fund® The New Economy Fund® American Funds® U.S. Small and Mid Cap Equity Fund

1. The table under the heading “Portfolio managers” in the “Management” section of the summary prospectus for AMCAP Fund is amended to read as follows:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Michael Beckwith President	4 years	Partner – Capital Research Global Investors
Brad Barrett	5 years	Partner – Capital Research Global Investors
J. Blair Frank	Less than 1 year	Partner – Capital Research Global Investors
Martin Jacobs	7 years	Partner – Capital Research Global Investors
Aidan O’Connell	10 years	Partner – Capital Research Global Investors
Jessica C. Spaly	7 years	Partner – Capital Research Global Investors

2. The following is added to the section titled “The Capital SystemTM” in the “Management and organization” section of the statutory prospectus for AMCAP Fund:

Brad Barrett, Partner, Capital Research Global Investors, serves as an equity portfolio manager for the fund. Brad has 25 years of investment experience (all with Capital Research and Management Company or affiliate). He has five years of experience in managing the fund and 17 years of prior experience as an investment analyst for the fund.

Cheryl E. Frank and Eric H. Stern no longer manage money in the fund.

3. The table under the heading “Portfolio managers” in the “Management” section of the summary prospectus for The New Economy Fund is amended to read as follows:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Paul Benjamin	2 years	Partner – Capital World Investors
Mathews Cherian President	7 years	Partner – Capital World Investors
Tomoko Fortune	5 years	Partner – Capital World Investors
Peter Gusev	Less than 1 year	Partner – Capital World Investors
Lara Pellini	4 years	Partner – Capital World Investors
Richmond Wolf	7 years	Partner – Capital World Investors

4. The following is added to the section titled “The Capital SystemTM” in the “Management and organization” section of the statutory prospectus for The New Economy Fund:

Peter Gusev, Partner, Capital World Investors, serves as an equity portfolio manager for the fund. Peter has 29 years of investment experience in total (18 years with Capital Research and Management Company or affiliate). He has less than one year of experience in managing the fund.

Caroline Jones, Harold H. La and Reed Lowenstein no longer manage money in the fund.

5. The table under the heading “Portfolio managers” in the “Management” section of the summary prospectus for American Funds U.S. Small and Mid Cap Equity Fund is amended to read as follows:

Portfolio manager/ Fund title (if applicable)	Portfolio manager in this fund since:	Primary title with investment adviser
M. Taylor Hinshaw	2026	Partner – Capital World Investors
Matt Hochstetler	2024	Partner – Capital World Investors
Roz Hongsaranagon President	2024	Partner – Capital World Investors
Andraz Razen	2024	Partner – Capital World Investors

6. The following is added to the section titled “The Capital SystemTM” in the “Management and organization” section of the statutory prospectus for American Funds U.S. Small and Mid Cap Equity Fund:

M. Taylor Hinshaw, Partner, Capital World Investors, serves as an equity portfolio manager for the fund. Taylor has been an investment professional since 2002 (all with Capital Research and Management Company or affiliate). He has been managing in the fund since 2026.

Dimitrije M. Mitrinovic no longer manages money in the fund.

Keep this supplement with your summary and statutory prospectuses.

Lit. No. MFGESU-011-0126P CGD/TM/10039-S106810

THE FUND MAKES AVAILABLE A SPANISH TRANSLATION OF THE ABOVE PROSPECTUS SUPPLEMENT IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE ENGLISH LANGUAGE PROSPECTUS SUPPLEMENT ABOVE IS A FAIR AND ACCURATE REPRESENTATION OF THE SPANISH EQUIVALENT.

/s/	JENNIFER L. BUTLER
JENNIFER L. BUTLER
SECRETARY

Statement of Additional Information Supplement January 1, 2026

For the most recent statement of additional information of the following funds (as supplemented to date):

AMCAP Fund® The New Economy Fund® American Funds® U.S. Small and Mid Cap Equity Fund

1. The table under the heading “Portfolio manager fund holdings and management of other accounts” in the “Management of the fund” section of the statement of additional information for AMCAP Fund is amended to remove Cheryl E. Frank and Eric H. Stern and to add Brad Barrett as set forth below. Footnotes to the table in the statement of additional information remain unchanged.

Portfolio manager	Dollar range of fund shares owned[1]	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[2]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[2]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)[2,3]
Brad Barrett	$100,001 – $500,000	2	$52.2	2	$4.63	None

2.	The table under the heading “Portfolio manager fund holdings and management of other accounts” in the “Management of the fund” section of the statement of additional information for The New Economy Fund is amended to remove Caroline Jones, Harold H. La and Reed Lowenstein and to add Peter Gusev as set forth below. Footnotes to the table in the statement of additional information remain unchanged.
Portfolio manager	Dollar range of fund shares owned[1]	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[2]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[2]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)[2,3]
Peter Gusev	$100,001 – $500,000	1	$81.9	2	$3.22	None

3.	The table under the heading “Portfolio manager fund holdings and management of other accounts” in the “Management of the fund” section of the statement of additional information for American Funds U.S. Small and Mid Cap Equity Fund is amended to remove Dimitrije M. Mitrinovic and to add M. Taylor Hinshaw as set forth below. Footnotes to the table in the statement of additional information remain unchanged.
Portfolio manager	Dollar range of fund shares owned[1]	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[2]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[2]	Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions) [2,3]
M. Taylor Hinshaw	None	5	$223.4	None	None

Keep this supplement with your statement of additional information.

Lit No. MFGEBS-012-0126O CGD/10149-S108665